Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt [Abstract]
Long-term debt
		December 31,
		2013	2014
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	$22,539	$20,140
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	17,020	14,220
(c)	Eton, Benmore and Ingram	19,019	17,531
(d)	Tasman and Santon	12,376	11,153
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	49,374	45,946
(f)	Andros, Dilos, Ios, Sifnos, Tinos	29,675	25,401
(g)	Kassos, Tilos, Halki, Symi	27,555	25,591
(h)	Aegean III, VIII	3,971	1,706
(i)	Blatoma	1,922	1,393
(j)	Verbeke Bunkering	275	-
(k)	Seatra	6,386	5,178
(l)	Overdraft facility under senior secured credit facility dated 03/21/2014	-	4,232
(m)	Corporate credit facility dated 03/11/2013	73,500	59,000
(n)	Senior convertible notes	73,115	75,411
(o)	Trade credit facility dated 9/18/2014	115,000	115,000
	Total	451,727	421,902
	Less: Current portion	(34,983)	(38,612)
	Long-term portion	$416,744	$383,290

Principal payments
Amount
2015	$38,612
2016	153,688
2017	44,187
2018	112,151
2019	55,939
Thereafter	28,164
Total principal payments	432,741
Less: Unamortized portion of notes' discount	(10,839)
Total long-term debt	$421,902